ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

                              PROSPECTUS SUPPLEMENT
                              DATED AUGUST 15, 2005

                         SUPPLEMENT TO THE PROSPECTUSES
                              DATED APRIL 29, 2005

                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS

                                    ISSUED BY

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY
                                       AND

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

      ("GOLDENSELECT ACCESS" "GOLDENSELECT ESII" "GOLDENSELECT GENERATIONS"
                          "WELLS FARGO OPPORTUNITIES"
   "GOLDENSELECT LANDMARK" "WELLS FARGO LANDMARK" "GOLDENSELECT PREMIUM PLUS"
                             "SMARTDESIGN ADVANTAGE"
             "SMARTDESIGN SIGNATURE" "SMART DESIGN VARIABLE ANNUITY"
                     "SMARTDESIGN VARIABLE ANNUITY - NY" AND
                            "ING EMPIRE INNOVATIONS")

                      -------------------------------------

The information in this supplement updates and amends certain information concerning investment options contained in the above referenced variable annuity prospectuses, each dated April 29, 2005. Not all investment options are offered through every prospectus. Please read this supplement carefully and keep it with your prospectus for future reference.

ING LIFESTYLE PORTFOLIOS

Effective July 1, 2005, the ING T. Rowe Price Growth Equity Portfolio is added to the portfolios listed under, "The following portfolios are within the current group of ING portfolios included in one or more of the ING LifeStyle Portfolios" included in Appendix B, "The Investment Portfolios".

ING MERCURY FOCUS VALUE PORTFOLIO

Effective August 15, 2005, the portfolio name, "ING Mercury Focus Value Portfolio" is changed to "ING Mercury Large Cap Value Portfolio" wherever it appears in the prospectus to reflect the change in the portfolio name. Additionally, the description under the "Investment Objective" column in Appendix B is hereby deleted and replaced with the following to reflect a change in the investment objective of the portfolio:

            INVESTMENT OBJECTIVE

           Seeks long-term growth of capital. Invests at least 80% of its assets in a diversified portfolio of equity securities of large capitalization companies that the Portfolio Manager believes are undervalued.

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ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO

Effective August 29, 2005, the following changes are made to the disclosure concerning the ING Jennison Equity Opportunities Portfolio:

     1. The portfolio name, "ING Jennison Equity Opportunities Portfolio" is changed to "ING Wells Fargo Mid Cap Disciplined Portfolio" wherever it appears in the prospectus to reflect the change in the portfolio name;

     2. The investment subadviser, Jennison Associates, LLC, is changed to Wells Capital Management, Inc. in Appendix B, "The Investment Portfolios"; and

     3. The description under the "Investment Objective" column in Appendix B is hereby deleted and replaced with the following to reflect a change in the investment objective of the portfolio:

            INVESTMENT OBJECTIVE

            Seeks long-term capital growth. Normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-capitalization companies. The Portfolio manager defines mid-capitalization companies as those with market capitalizations within the range of companies comprising the Russell Midcap (R) Value Index at the time of purchase.

ING VAN KAMPEN COMSTOCK PORTFOLIO

The Fund Expense Table is amended to reflect an expense reduction for the ING Van Kampen Comstock Portfolio.

---------------------------- ------------- ---------------- ------------ -------------- -------------- ------------------
                                                                         TOTAL FUND
                                                                         ANNUAL
                                                                         EXPENSES                       NET FUND ANNUAL
                                           DISTRIBUTION                  WITHOUT                        EXPENSES AFTER
                              INVESTMENT   AND/OR SERVICE   OTHER        WAIVERS OR      TOTAL WAIVERS  WAIVERS OR
FUND NAME                    ADVISORY FEES (12B-1) FEES     EXPENSES     REDUCTIONS     OR REDUCTIONS   REDUCTIONS
---------------------------- ------------- ---------------- ------------ -------------- -------------- ------------------
---------------------------- ------------- ---------------- ------------ -------------- -------------- ------------------
ING Van Kampen Comstock         0.60%           0.25%           0.35%        1.20%          0.09%            1.11%
Portfolio  (1(5))
---------------------------- ------------- ---------------- ------------ -------------- -------------- ------------------

In addition, footnote (15) to the "Fund Expense Table" is revised to read as follows:

(15) Effective December 1, 2004, Management (Advisory) Fees were restated to reflect a decrease from 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio. In addition, ING Life Insurance and Annuity Company ("ILIAC") has contractually agreed to waive a portion of the management fee for ING Van Kampen Comstock Portfolio. Based upon net assets as of December 31, 2004, the management fee waiver for the Portfolio would equal 0.02%. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if ILIAC elects to renew it.


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